Pension, Savings, And Other Employee Benefits	12 Months Ended
Dec. 31, 2015
Pension, Savings, And Other Employee Benefits [Abstract]
Pension, Savings, And Other Employee Benefits

Note 18 – Pension, Savings, and Other Employee Benefits

Pension plan. FHN sponsors a noncontributory, qualified defined benefit pension plan to employees hired or re-hired on or before September 1, 2007. Pension benefits are based on years of service, average compensation near retirement or other termination, and estimated social security benefits at age 65. Benefits under the plan are “frozen” so that years of service and compensation changes after 2012 do not affect the benefit owed. The contributions are based upon actuarially determined amounts necessary to fund the total benefit obligation. FHN did not make any contributions to the qualified pension plan in 2015. Future decisions to contribute to the plan will be based upon pension funding requirements under the Pension Protection Act, the maximum amount deductible under the Internal Revenue Code, and the actual performance of plan assets. Management is evaluating whether a contribution to the qualified pension plan will be made in 2016.

FHN also maintains non-qualified plans including a supplemental retirement plan that covers certain employees whose benefits under the qualified pension plan have been limited by tax rules. These other non-qualified plans are unfunded, and contributions to these plans cover all benefits paid under the non-qualified plans. Payments made under the non-qualified plans were $4.9 million for 2015. FHN anticipates making benefit payments under the non-qualified plans of $5.2 million in 2016.

Savings plan. FHN provides all qualifying full-time employees with the opportunity to participate in the FHN tax qualified 401(k) savings plan. The qualified plan allows employees to defer receipt of earned salary, up to tax law limits, on a tax-advantaged basis. Accounts, which are held in trust, may be invested in a wide range of mutual funds and in FHN common stock. Up to tax law limits, FHN provides a 100 percent match for the first 6 percent of salary deferred, with company match contributions invested according to a participant’s current investment elections. The savings plan also allows employees to invest in a non-leveraged employee stock ownership plan (“ESOP”). Cash dividends on shares held by the ESOP are charged to retained earnings and the shares are considered outstanding in computing earnings per share. The number of allocated shares held by the ESOP totaled 8,886,544 on December 31, 2015. Through a non-qualified savings restoration plan, FHN provides a restorative benefit to certain highly-compensated employees who participate in the savings plan and whose contribution elections are capped by tax limitations.

FHN also provides “flexible dollars” to assist employees with the cost of annual benefits and/or allow the employee to contribute to his or her qualified savings plan. These “flexible dollars” are pre-tax contributions and are based upon the employees’ years of service and qualified compensation. Contributions made by FHN through the flexible benefits plan and the company matches were $20.8 million for 2015 and $20.4 million for 2014 and 2013.

Other employee benefits. FHN provides postretirement life insurance benefits to certain employees and also provides postretirement medical insurance benefits to retirement-eligible employees. The postretirement medical plan is contributory with FHN contributing a fixed amount for certain participants. FHN’s postretirement benefits include certain prescription drug benefits. In third quarter 2015, FHN notified participants of revisions to the retiree medical plan effective January 1, 2016. In conjunction with this action, FHN recognized an $8.3 million curtailment gain in third quarter 2015. FHN also recognized a $1.0 million reduction in the plans’ projected benefit obligation and a $5.3 million tax affected adjustment to accumulated other comprehensive income.

Actuarial assumptions. FHN’s process for developing the long-term expected rate of return of pension plan assets is based on capital market exposure as the source of investment portfolio returns. Capital market exposure refers to the plan’s broad allocation of its assets to asset classes, such as large cap equity and fixed income. FHN also considers expectations for inflation, real interest rates, and various risk premiums based primarily on the historical risk premium for each asset class. The expected return is based upon a thirty year time horizon. Consequently, FHN selected a 6.00 percent assumption for 2016 for the defined benefit pension plan and a 2.10 percent assumption for postretirement medical plan assets dedicated to employees who retired prior to January 1, 1993. FHN selected a 6.15 percent assumption for postretirement medical plan assets dedicated to employees who retired after January 1, 1993.

The discount rates for the three years ended 2015 for pension and other benefits were determined by using a hypothetical AA yield curve represented by a series of annualized individual discount rates from one-half to thirty years. The discount rates are selected based upon data specific to FHN’s plans and employee population. The bonds used to create the hypothetical yield curve were subjected to several requirements to ensure that the resulting rates were representative of the bonds that would be selected by management to fulfill the company’s funding obligations. In addition to the AA rating, only non-callable bonds were included. Each bond issue was required to have at least $250 million par outstanding so that each issue was sufficiently marketable. Finally, bonds more than two standard deviations from the average yield were removed. When selecting the discount rate, FHN matches the duration of high quality bonds with the duration of the obligations of the plan as of the measurement date. High quality corporate bonds experienced increasing yields in 2015 resulting in a discount rate higher than 2014 and therefore a lower benefit obligation. For all years presented, the measurement date of the benefit obligations and net periodic benefit costs was December 31.

The actuarial assumptions used in the defined benefit pension plan and other employee benefit plans were as follows:

	Benefit Obligations			Net Periodic Benefit Cost
	2015	2014	2013	2015	2014	2013
Discount rate
Qualified pension	4.68%	4.30%	5.15%	4.30%	5.15%	4.35%
Nonqualified pension	4.33%	4.00%	4.70%	4.00%	4.70%	3.85%
Other nonqualified pension	3.57%	3.35%	4.05%	3.35%	4.05%	3.20%
Postretirement benefits	3.76% - 4.87%	3.45% - 4.45%	4.10% - 5.35%	3.45% - 4.45%	4.10% - 5.35%	3.80% - 4.55%
Expected long-term rate of return
Qualified pension/postretirement benefits	6.00%	5.85%	6.60%	5.85%	6.60%	6.05%
Postretirement benefit (retirees post January 1, 1993)	6.15%	6.35%	6.95%	6.35%	6.95%	6.05%
Postretirement benefit (retirees prior to January 1, 1993)	2.10%	2.30%	2.85%	2.30%	2.85%	3.93%

In 2014, the Society of Actuaries published updated life expectancy tables based upon a study of recent non-governmental pension plan experience in the United States. These new tables reflect the increased longevity of pension plan participants as well as projected future improvements in life expectancy in comparison to prior life expectancy tables. FHN included the newly released tables within the annual re-measurement of its pension and postretirement plan calculations beginning in 2014. Consideration of the new life expectancy tables resulted in an 8 percent increase of the projected benefit obligations for FHN’s pension plans in 2014 compared to the use of the former tables.

The rate of compensation increase previously had a significant effect on the actuarial assumptions used for the defined benefit pension plan. However, given the pension plan freeze as of December 31, 2012, the rate of compensation increase no longer applies to the qualified pension plan.

The health care cost trend rate assumption previously had a significant effect on the amounts reported. However, given the change to a defined contribution subsidy model for postretirement medical insurance benefits, a one-percentage-point change in assumed health care cost trend rates would have no impact on the reported service and interest cost components or the postretirement benefit obligation at the end of the plan year since the annual rate of increase in health care costs was no longer included in the actuarial assumptions for that plan for the 2015 and 2014 measurements.

The components of net periodic benefit cost for the plan years 2015, 2014 and 2013 are as follows:

	Total Pension Benefits			Other Benefits
(Dollars in thousands)	2015	2014	2013	2015	2014	2013
Components of net periodic benefit cost
Service cost	$40	$56	$63	$146	$207	$460
Interest cost	36,424	34,915	32,361	1,413	1,754	2,033
Expected return on plan assets	(37,516)	(40,093)	(34,946)	(956)	(1,025)	(816)
Amortization of unrecognized:
Prior service cost/(credit)	333	346	353	(830)	(1,163)	(299)
Actuarial (gain)/loss	10,103	6,898	9,832	(1,014)	(1,006)	(171)
Net periodic benefit cost	9,384	2,122	7,663	(1,241)	(1,233)	1,207
ASC 715 settlement expense (a)	-	-	370	-	-	-
ASC 715 curtailment (income) (b)	-	-	-	(8,283)	-	-
ASC 715 special termination benefits (c)	-	1,009	-	-	-	-
Total periodic benefit costs	$9,384	$3,131	$8,033	$(9,524)	$(1,233)	$1,207

(a) In 2013, lump sum payments under the supplemental retirement plan triggered settlement accounting. In accordance with its practice, FHN performed a remeasurement of the plan in conjunction with the settlement and realized an ASC 715 settlement expense.

(b) In 2015, an announced revision to the retiree medical plan triggered curtailment accounting. In accordance with its practice, FHN performed a remeasurement of the plan in conjunction with the curtailment and realized a curtailment gain.

(c) In 2014, a one-time special termination benefits charge was recognized related to recalculation of a participant’s benefit under a non-qualified plan upon retirement.

The long-term expected rate of return is applied to the market-related value of plan assets in determining the expected return on plan assets. FHN determines the market-related value of plan assets using a calculated value that recognizes changes in the fair value of plan assets over five years, as permitted by GAAP.

In 2016, FHN is changing its methodology for the calculation of interest cost for its applicable employee benefit plans. Prior to 2016 FHN utilized a weighted average discount rate to determine interest cost, which is the same discount rate used to calculate the projected benefit obligation. Starting in 2016, FHN is adopting a spot rate approach which applies duration-specific rates from the full yield curve to estimate future benefit payments for the determination of interest cost. This change in accounting estimate is expected to reduce interest cost across all plans by $5.8 million in 2016.

The following tables set forth the plans' benefit obligations and plan assets for 2015 and 2014:

	Total Pension Benefits		Other Benefits
(Dollars in thousands)	2015	2014	2015	2014
Change in Benefit Obligation
Benefit obligation, beginning of year	$859,853	$693,716	$35,328	$38,464
Service cost	40	56	146	207
Interest cost	36,424	34,915	1,413	1,754
Actuarial (gain)/loss	(49,919)	157,619	(2,393)	(3,293)
Actual benefits paid	(29,869)	(27,462)	(1,057)	(1,804)
Gain due to curtailment	-	-	(271)	-
Special termination benefits	-	1,009	-	-
Benefit obligation, end of year	$816,529	$859,853	$33,166	$35,328

Change in Plan Assets
Fair value of plan assets, beginning of year	$695,549	$640,605	$16,639	$16,360
Actual return on plan assets	(31,699)	78,491	(169)	973
Employer contributions	4,188	3,915	715	1,110
Actual benefits paid - settlement payments	-	-	(1,057)	(1,804)
Actual benefits paid - other payments	(29,869)	(27,462)	-	-
Fair value of plan assets, end of year	$638,169	$695,549	$16,128	$16,639

Funded status of the plans	$(178,360)	$(164,304)	$(17,038)	$(18,689)

Amounts Recognized in the Statements of
Financial Condition
Other assets	$-	$-	$12,679	$11,882
Other liabilities	(178,360)	(164,304)	(29,717)	(30,571)
Net asset/(liability) at end of year	$(178,360)	$(164,304)	$(17,038)	$(18,689)

The qualified and nonqualified pension plans were underfunded as of December 31, 2015, by $132.6 million, and $45.8 million, respectively. At year-end 2014, the qualified and nonqualified pension plans were underfunded by $114.3 million, and $50.0 million, respectively. Because of the pension freeze as of the end of 2012, the pension benefit obligation and the accumulated benefit obligation are the same as of December 31, 2015 and 2014. The projected benefit obligation and the accumulated benefit obligation for the qualified pension plan exceeded all corresponding plan assets as of December 31, 2015 and 2014.

Unrecognized transition assets and obligations, unrecognized actuarial gains and losses, and unrecognized prior service costs and credits are recognized as a component of accumulated other comprehensive income. Balances reflected in accumulated other comprehensive income on a pre-tax basis for the years ended December 31, 2015 and 2014 consist of:

	Total Pension Benefits		Other Benefits
(Dollars in thousands)	2015	2014	2015	2014
Amounts Recognized in Accumulated Other Comprehensive Income
Prior service cost/(credit)	$248	$581	$265	$(8,577)
Net actuarial (gain)/loss	363,457	354,264	(10,918)	(10,664)
Total	$363,705	$354,845	$(10,653)	$(19,241)

The pre-tax amounts recognized in other comprehensive income during 2015 and 2014 were as follows:

	Total Pension Benefits		Other Benefits
(Dollars in thousands)	2015	2014	2015	2014
Changes in plan assets and benefit obligation recognized in other comprehensive income
Net actuarial (gain)/loss arising during measurement period	$19,296	$119,217	$(1,268)	$(3,241)
Items amortized during the measurement period:
Prior service credit/(cost)	(333)	(346)	8,842	1,163
Net actuarial gain/(loss)	(10,103)	(6,898)	1,014	1,006
Total recognized in other comprehensive income	$8,860	$111,973	$8,588	$(1,072)

FHN utilizes the minimum amortization method in determining the amount of actuarial gains or losses to include in plan expense. Under this approach, the net deferred actuarial gain or loss that exceeds a threshold is amortized over the average remaining service period of active plan participants. The threshold is measured as the greater of: 10 percent of a plan’s projected benefit obligation as of the beginning of the year or 10 percent of the market related value of plan assets as of the beginning of the year. FHN amortizes actuarial gains and losses using the estimated average remaining life expectancy of the remaining participants since all participants are considered inactive due to the freeze.

The estimated net actuarial (gain)/loss, prior service cost/(credit), and transition (asset)/obligation for the plan that will amortize from accumulated other comprehensive income into net periodic benefit cost during the following fiscal year are as follows:

	Total Pension Benefits		Other Benefits
(Dollars in thousands)	2015	2014	2015	2014
Prior service cost/(credit)	$197	$332	$170	$(1,163)
Net actuarial (gain)/loss	8,271	9,582	(930)	(976)

FHN does not expect any defined benefit pension plan’s and other employee benefit plan’s assets to be returned to FHN in 2016.

The following table provides detail on expected benefit payments, which reflect expected future service, as appropriate:

	Pension	Other
(Dollars in thousands)	Benefits	Benefits
2016	$32,341	$1,405
2017	34,462	1,448
2018	36,622	1,497
2019	38,690	1,549
2020	41,122	1,607
2021-2025	230,231	8,964

Plan assets. FHN’s overall investment goal is to create, over the life of the pension plan and retiree medical plan, an adequate pool of sufficiently liquid assets to support the pension benefit obligations to participants, retirees, and beneficiaries, as well as to partially support the medical obligations to retirees and beneficiaries. Thus, the pension plan and retiree medical plan seek to achieve a high level of investment return consistent with a prudent level of portfolio risk.

FHN has adopted an investment strategy that reduces equities and increases long duration fixed income allocations over time with the intention of reducing volatility of funded status and pension costs. Plan assets will be shifted from equities to fixed income securities when certain funded status thresholds are met in the future. At December 31, 2015 and 2014, the target allocation to equities was 32 percent and the target allocation to fixed income and cash equivalents was 68 percent. Equity securities, most of which are included in common and collective funds, primarily include investments in large capital and small capital companies located in the U.S., as well as international equity securities in developed and emerging markets. Fixed income securities include U.S. treasuries, corporate bonds of companies from diversified industries, municipal bonds, and foreign bonds. Fixed income investments generally have long durations consistent with the estimated pension liabilities of FHN. Retiree medical funds are kept in short-term investments, primarily money market funds and mutual funds. On December 31, 2015 and 2014, FHN did not have any significant concentrations of risk within the plan assets related to the pension plan or the retiree medical plan.

The fair value of FHN’s pension plan assets at December 31, 2015 and 2014, by asset category classified using the Fair Value measurement hierarchy is shown in the table below. See Note 24 – Fair Value of Assets and Liabilities for more details about Fair Value measurements.

	December 31, 2015
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$8,527	$-	$-	$8,527
Equity securities:
U.S. mid capital	11,509	-	-	11,509
Fixed income securities:
U.S. treasuries	-	9,534	-	9,534
Corporate, municipal and foreign bonds	-	197,089	-	197,089
Common and collective funds:
Fixed income	-	214,933	-	214,933
U.S. large capital	-	101,867	-	101,867
U.S. small capital	-	39,744	-	39,744
International	-	54,966	-	54,966
Total	$20,036	$618,133	$-	$638,169

	December 31, 2014
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$5,817	$-	$-	$5,817
Equity securities:
U.S. mid capital	10,803	-	-	10,803
Fixed income securities:
U.S. treasuries	-	3,684	-	3,684
Corporate, municipal and foreign bonds	-	230,808	-	230,808
Common and collective funds:
Fixed income	-	231,666	-	231,666
U.S. large capital	-	119,234	-	119,234
U.S. small capital	-	39,449	-	39,449
International	-	54,088	-	54,088
Total	$16,620	$678,929	$-	$695,549

Any shortfall of investment performance compared to investment objectives should be explainable in terms of general economic and capital market conditions. The Retirement Investment Committee, comprised of senior managers within the organization, meets regularly to review asset performance and potential portfolio rebalancing. Rebalancing of pension assets is based upon a de-risking glide path as well as liquidity needs for plan benefits. Rebalancing occurs on a quarterly basis or as improvements in funded status merit changes to the targeted allocations, as defined in the de-risking glide path. The Committee also periodically reviews other elements of risk for its pension investment program, including the organization’s ability to assume pension investment risk.

The fair value of FHN's retiree medical plan assets at December 31, 2015 and 2014 by asset category are as follows:

	December 31, 2015
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$365	$-	$-	$365
Mutual funds:
Equity mutual funds	9,562	-	-	9,562
Fixed income mutual funds	6,201	-	-	6,201
Total	$16,128	$-	$-	$16,128

	December 31, 2014
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$425	$-	$-	$425
Mutual funds:
Equity mutual funds	9,627	-	-	9,627
Fixed income mutual funds	6,587	-	-	6,587
Total	$16,639	$-	$-	$16,639

The number of shares of FHN common stock held by the qualified pension plan was 792,607 for 2015 and 2014.